Common Stock (Narrative) (Details) - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
Gross proceeds from Issuance of Common Stock	$ 47	$ 284
Percentage of outstanding stock maximum	10.00%
Common Stock
Debt Instrument [Line Items]
Issuance of common stock (shares)	190,000	5,120,000
ATM Program
Debt Instrument [Line Items]
Maximum common stock issued from treasury amount	$ 600
ATM Program | Common Stock
Debt Instrument [Line Items]
Remaining available authorized amount for issuance	$ 600
Issuance of common stock (shares)	187,600	5,117,273
Gross proceeds from Issuance of Common Stock	$ 10	$ 264
Net proceeds from issuance of common stock	$ 9	$ 261
Average price per share, issued	$ 53.58	$ 51.52
Employee Stock Option Plan
Debt Instrument [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	5,000,000	6,000,000
Share Unit Plans
Debt Instrument [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	1,000,000	2,000,000
Dividend Reinvestment
Debt Instrument [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	20,000,000	12,000,000